FINANCIAL LIABILITIES - PAYMENTS SCHEDULE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	$ 498,000	$ 522,500
Brazilian bonds-Debentures	18,647	28,170
Finance leases	5,527	10,498
Bank borrowings, undiscounted cash flows	40,748	60,588
CVIs		216,626
Trade and other payables	199,277
Total financial liabilities	763,326	840,509
Year 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	24,500
Brazilian bonds-Debentures	4,698	5,943
Finance leases	3,785	5,128
Bank borrowings, undiscounted cash flows	36,176	30,994
CVIs		208,532
Trade and other payables	184,886
Total financial liabilities	254,045	275,097
Year 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	24,500
Brazilian bonds-Debentures	4,378	5,566
Finance leases	1,691	4,261
Bank borrowings, undiscounted cash flows	3,726	24,225
CVIs		8,094
Trade and other payables	14,391
Total financial liabilities	48,686	66,646
Year 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	24,500	24,500
Brazilian bonds-Debentures	4,091	5,276
Finance leases	794	1,907
Bank borrowings, undiscounted cash flows	474	4,373
CVIs		0
Trade and other payables	0
Total financial liabilities	29,859	36,056
Year 4
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	424,500	24,500
Brazilian bonds-Debentures	3,759	4,901
Finance leases	384	887
Bank borrowings, undiscounted cash flows	372	558
CVIs		0
Trade and other payables	0
Total financial liabilities	429,015	30,846
Year 5
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	424,500
Brazilian bonds-Debentures	1,721	4,458
Finance leases	0	442
Bank borrowings, undiscounted cash flows	0	438
CVIs		0
Trade and other payables	0
Total financial liabilities	1,721	429,838
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Secured Notes	0	0
Brazilian bonds-Debentures	0	2,026
Finance leases	0	0
Bank borrowings, undiscounted cash flows	0	0
CVIs		0
Trade and other payables	0
Total financial liabilities	$ 0	$ 2,026